Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Current Liabilities

	As of December 31,	As of December 31,
	2018	2019
	$ in thousands
VAT Payables	291	130
Accruals for personnel related expenses	7,041	7,295
Other	1,037	1,072

Total	8,369	8,497